Document and Entity Information	Apr. 21, 2020
Prospectus:
Document Type	497
Document Period End Date	Apr. 21, 2020
Registrant Name	BNY Mellon Investment Funds IV, Inc.
Entity Central Index Key	0000819940
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 21, 2020
Document Effective Date	Apr. 21, 2020
Prospectus Date	Dec. 31, 2019
BNY Mellon Floating Rate Income Fund | Class Y
Prospectus:
Trading Symbol	DFLYX
BNY Mellon Floating Rate Income Fund | Class I
Prospectus:
Trading Symbol	DFLIX
BNY Mellon Floating Rate Income Fund | Class C
Prospectus:
Trading Symbol	DFLCX
BNY Mellon Floating Rate Income Fund | Class A
Prospectus:
Trading Symbol	DFLAX